UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10415
                                                     ---------

                     Lazard Alternative Strategies Fund, LLC
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               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
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               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-632-1584
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                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (UNAUDITED)
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                                                                                  PERCENTAGE
                                                                                      OF
                                                                                    MEMBERS'
                                                               COST                 CAPITAL               FAIR VALUE *
                                                            -----------              ------               -----------
Investments in Portfolio Funds (93.80%) #

EVENT DRIVEN (20.56%)
Exton Capital Partners, L.P.                                $ 3,000,000               3.14%               $ 3,971,677
Farallon Capital Partners, L.P.                               2,500,000               4.92%                 6,221,114
Litespeed Partners, L.P.                                      5,000,000               5.90%                 7,460,832
Paulson Advantage, L.P.                                       3,500,000               3.89%                 4,909,691
Spinnaker Global Emerging Markets Fund, LTD                          --               0.91%                 1,152,383
Spinnaker Global Strategic Fund, LTD                            496,852               1.80%                 2,273,281
                                                            -----------              ------               -----------
                                                             14,496,852              20.56%                25,988,978
                                                            -----------              ------               -----------

LONG/SHORT (27.92%)
Alpha Pacific Qualified Partners, L.P.                        3,500,000               2.90%                 3,668,057
Arience Capital Partners I, L.P.                              4,350,000               6.05%                 7,645,624
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.       3,500,000               3.04%                 3,843,543
Braddock Partners, L.P.                                       3,100,000               4.36%                 5,504,508
Concentric European Fund, LLC                                 3,500,000               3.27%                 4,125,712
Defiance Asset Management Fund, L.P.                          4,000,000               3.38%                 4,275,737
Jetstream Global Fund, L.P.                                   2,200,000               4.92%                 6,211,113
                                                            -----------              ------               -----------
                                                             24,150,000              27.92%                35,274,294
                                                            -----------              ------               -----------

RELATIVE VALUE (27.39%)
Brownstone Partners Catalyst Fund, LLC                        4,500,000               3.80%                 4,794,916
CRC Global Structured Credit Fund, LTD                        4,500,000               5.57%                 7,036,160
IFL Victoria Fund, L.P.                                       4,250,000               4.19%                 5,291,500
Ionic Capital LLC                                             4,000,000               3.23%                 4,083,413
MKM Longboat Multi-Strategy Fund, L.P.                        3,750,000               3.46%                 4,368,401
Raven Credit Opportunities Fund, L.P.                         4,000,000               3.42%                 4,320,718
West Side Partners, L.P.                                      3,279,645               3.72%                 4,702,738
                                                            -----------              ------               -----------
                                                             28,279,645              27.39%                34,597,846
                                                            -----------              ------               -----------

TACTICAL TRADING (17.93%)
Alternative Treasury Strategy, LLC                            3,500,000               2.86%                 3,615,711
Bear Stearns Structured Risk Partners Fund, L.P.              4,000,000               2.88%                 3,635,200
Diamondback Partners, L.P.                                    5,000,000               4.99%                 6,306,315
The Blenheim Fund, L.P.                                       3,800,000               3.65%                 4,607,638
Third Wave Global Macro, L.P.                                 3,800,000               3.55%                 4,492,138
                                                            -----------              ------               -----------
                                                             20,100,000              17.93%                22,657,002
                                                            -----------              ------               -----------

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2007 (UNAUDITED) (CONCLUDED)
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                                                                       PERCENTAGE
                                                                           OF
                                                                         MEMBERS'
                                                       COST              CAPITAL           FAIR VALUE *
                                                    -----------        ----------         -------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                $87,026,497           93.80%          $118,518,120
                                                    ===========

OTHER ASSETS, LESS LIABILITIES (6.20%)                                                       7,828,618
                                                                                          ------------
MEMBERS' CAPITAL - NET ASSETS (100.00%)                                                   $126,346,738
                                                                                          ============

# Non-income producing securities
* All positions are fair valued



ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Lazard Alternative Strategies Fund, LLC
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By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date  August 24, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date  August 24, 2007
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By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date  August 24, 2007
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* Print the name and title of each signing officer under his or her signature.